Note 14 - Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Federal income tax at statutory rate, amount	$ 837	$ 682
Federal income tax at statutory rate, percentage	21.00%	21.00%
State tax, net of federal benefit, amount	$ 349	$ 592
State tax, net of federal benefit, percentage	8.70%	18.20%
Stock compensation expense, amount	$ 26	$ (28)
Stock compensation expense, percentage	0.70%	(0.90%)
Other, amount	$ (22)	$ (18)
Other, percentage	(0.60%)	(0.50%)
Total	$ 1,190	$ 1,228
Total, percentage	29.80%	37.80%